Aging Analysis of Past Due Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
31-60 past due	$ 3,794		$ 6,657
61-90 past due	2,533		3,457
Greater than 90 days past due	7,021		8,715
Total past due	13,348		18,829
Current	7,264,428	[1]	6,221,041	[1]
Total	7,277,776		6,239,870
Mortgage loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	7,217,169	[1]	6,201,275	[1]
Total	7,217,169		6,201,275
Non Trade Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
31-60 past due	3,794		6,657
61-90 past due	2,533		3,457
Greater than 90 days past due	7,021		8,715
Total past due	13,348		18,829
Current	16,924	[1]	9,960	[1]
Total	30,272		28,789
Non Affiliates
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	30,335	[1]	9,806	[1]
Total	$ 30,335		$ 9,806

[1]	Current amount includes all receivables 30 days or less past due.